Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Global Growth Fund - Class 1 Shares | Class 1
Prospectus [Line Items]
Annual Return [Percent]	21.98%	13.94%	22.91%	(24.54%)	16.72%	30.79%	35.61%	(8.81%)	31.80%	0.87%
SMALLCAP World Fund - Class 1 Shares | Class 1
Prospectus [Line Items]
Annual Return [Percent]	14.89%	2.59%	16.45%	(29.37%)	6.98%	30.04%	31.84%	(10.31%)	26.22%	2.35%
U.S. Small and Mid Cap Equity Fund - Class 1 Shares | Class 1
Prospectus [Line Items]
Annual Return [Percent]	15.95%
Growth Fund - Class 1 Shares | Class 1
Prospectus [Line Items]
Annual Return [Percent]	20.54%	31.96%	38.81%	(29.75%)	22.30%	52.45%	31.11%	(0.01%)	28.62%	9.77%
EUPAC Fund - Class 1 Shares | Class 1
Prospectus [Line Items]
Annual Return [Percent]	27.04%	3.40%	16.12%	(20.57%)	(1.23%)	14.28%	23.21%	(12.94%)	32.46%	3.78%
New World Fund - Class 1 Shares | Class 1
Prospectus [Line Items]
Annual Return [Percent]	28.60%	6.86%	16.22%	(21.86%)	5.16%	23.89%	29.47%	(13.83%)	29.73%	5.59%
Capital World Growth and Income Fund - Class 1 Shares | Class 1
Prospectus [Line Items]
Annual Return [Percent]	25.16%	14.24%	21.22%	(17.13%)	15.03%	9.03%	31.39%	(9.36%)	26.40%	7.61%
Growth-Income Fund - Class 1 Shares | Class 1
Prospectus [Line Items]
Annual Return [Percent]	18.37%	24.55%	26.47%	(16.28%)	24.42%	13.81%	26.46%	(1.55%)	22.68%	11.80%
International Growth and Income Fund - Class 1 Shares | Class 1
Prospectus [Line Items]
Annual Return [Percent]	35.83%	3.64%	16.08%	(15.00%)	5.64%	6.24%	23.06%	(11.00%)	25.31%	1.71%
Washington Mutual Investors Fund - Class 1 Shares | Class 1
Prospectus [Line Items]
Annual Return [Percent]	17.50%	19.40%	17.66%	(8.28%)	28.12%	9.04%	21.66%	(8.45%)	17.30%	19.06%
Capital Income Builder - Class 1 Shares | Class 1
Prospectus [Line Items]
Annual Return [Percent]	20.69%	10.45%	9.28%	(6.90%)	15.31%	4.64%	18.16%	(6.77%)	13.29%	4.17%
Asset Allocation Fund - Class 1 Shares | Class 1
Prospectus [Line Items]
Annual Return [Percent]	16.16%	16.73%	14.55%	(13.19%)	15.40%	12.71%	21.54%	(4.35%)	16.51%	9.69%
American Funds Global Balanced Fund - Class 1 Shares | Class 1
Prospectus [Line Items]
Annual Return [Percent]	17.42%	6.90%	14.05%	(14.33%)	11.05%	10.53%	20.79%	(5.81%)	19.91%	4.73%
American Funds Mortgage Fund - Class 1 Shares | Class 1
Prospectus [Line Items]
Annual Return [Percent]	8.92%	0.93%	4.03%	(9.76%)	(0.32%)	6.98%	5.30%	0.58%	1.47%	2.50%
American High-Income Trust - Class 1 Shares | Class 1
Prospectus [Line Items]
Annual Return [Percent]	8.52%	9.92%	12.69%	(9.01%)	8.74%	8.21%	12.85%	(2.15%)	7.25%	17.83%
Capital World Bond Fund - Class 1 Shares | Class 1
Prospectus [Line Items]
Annual Return [Percent]	9.55%	(2.76%)	6.39%	(17.43%)	(4.73%)	10.17%	8.08%	(1.14%)	7.11%	2.92%
The Bond Fund of America - Class 1 Shares | Class 1
Prospectus [Line Items]
Annual Return [Percent]	7.40%	1.50%	5.21%	(12.26%)	(0.14%)	9.96%	9.70%	(0.45%)	3.88%	3.27%
U.S. Government Securities Fund - Class 1 Shares | Class 1
Prospectus [Line Items]
Annual Return [Percent]	8.01%	0.99%	3.21%	(10.75%)	(0.44%)	10.09%	5.69%	0.91%	1.83%	1.44%
Ultra-Short Bond Fund - Class 1 Shares | Class 1
Prospectus [Line Items]
Annual Return [Percent]	4.15%	5.08%	4.94%	1.42%	(0.35%)	0.34%	1.92%	1.58%	0.66%	0.09%
Global Growth Fund - Class 1A Shares | Class 1A
Prospectus [Line Items]
Annual Return [Percent]	21.63%	13.67%	22.60%	(24.73%)	16.45%	30.49%	35.22%	(9.02%)	31.54%	0.62%
SMALLCAP World Fund - Class 1A Shares | Class 1A
Prospectus [Line Items]
Annual Return [Percent]	14.63%	2.34%	16.15%	(29.54%)	6.73%	29.72%	31.56%	(10.56%)	25.99%	2.09%
U.S. Small and Mid Cap Equity Fund - Class 1A Shares | Class 1A
Prospectus [Line Items]
Annual Return [Percent]	15.93%
Growth Fund - Class 1A Shares | Class 1A
Prospectus [Line Items]
Annual Return [Percent]	20.24%	31.61%	38.47%	(29.93%)	21.97%	52.07%	30.79%	(0.26%)	28.36%	9.49%
EUPAC Fund - Class 1A Shares | Class 1A
Prospectus [Line Items]
Annual Return [Percent]	26.68%	3.17%	15.85%	(20.80%)	(1.47%)	13.96%	22.90%	(13.11%)	32.15%	3.53%
New World Fund - Class 1A Shares | Class 1A
Prospectus [Line Items]
Annual Return [Percent]	28.27%	6.58%	15.98%	(22.09%)	4.90%	23.63%	29.11%	(14.02%)	29.42%	5.33%
Capital World Growth and Income Fund - Class 1A Shares | Class 1A
Prospectus [Line Items]
Annual Return [Percent]	24.79%	14.00%	20.87%	(17.29%)	14.71%	8.78%	31.04%	(9.62%)	26.35%	7.34%
Growth-Income Fund - Class 1A Shares | Class 1A
Prospectus [Line Items]
Annual Return [Percent]	18.06%	24.25%	26.12%	(16.48%)	24.08%	13.55%	26.14%	(1.78%)	22.47%	11.53%
International Growth and Income Fund - Class 1A Shares | Class 1A
Prospectus [Line Items]
Annual Return [Percent]	35.35%	3.39%	15.92%	(15.31%)	5.39%	5.98%	22.76%	(11.24%)	25.14%	1.46%
Washington Mutual Investors Fund - Class 1A Shares | Class 1A
Prospectus [Line Items]
Annual Return [Percent]	17.21%	19.15%	17.29%	(8.45%)	27.70%	8.79%	21.35%	(8.67%)	17.08%	18.76%
Capital Income Builder - Class 1A Shares | Class 1A
Prospectus [Line Items]
Annual Return [Percent]	20.42%	10.19%	9.01%	(7.06%)	14.95%	4.38%	17.90%	(7.01%)	13.02%	3.91%
Asset Allocation Fund - Class 1A Shares | Class 1A
Prospectus [Line Items]
Annual Return [Percent]	15.86%	16.41%	14.32%	(13.43%)	15.13%	12.43%	21.19%	(4.58%)	16.31%	9.42%
American Funds Global Balanced Fund - Class 1A Shares | Class 1A
Prospectus [Line Items]
Annual Return [Percent]	17.21%	6.57%	13.77%	(14.56%)	10.83%	10.25%	20.54%	(6.03%)	19.78%	4.47%
American Funds Mortgage Fund - Class 1A Shares | Class 1A
Prospectus [Line Items]
Annual Return [Percent]	8.57%	0.74%	3.72%	(10.03%)	(0.47%)	6.63%	5.09%	0.36%	1.21%	2.25%
American High-Income Trust - Class 1A Shares | Class 1A
Prospectus [Line Items]
Annual Return [Percent]	8.19%	9.73%	12.40%	(9.29%)	8.42%	7.94%	12.61%	(2.35%)	7.05%	17.54%
Capital World Bond Fund - Class 1A Shares | Class 1A
Prospectus [Line Items]
Annual Return [Percent]	9.31%	(2.97%)	6.11%	(17.69%)	(4.88%)	9.89%	7.75%	(1.29%)	7.00%	2.67%
The Bond Fund of America - Class 1A Shares | Class 1A
Prospectus [Line Items]
Annual Return [Percent]	7.24%	1.23%	4.89%	(12.49%)	(0.36%)	9.68%	9.36%	(0.60%)	3.64%	3.01%
U.S. Government Securities Fund - Class 1A Shares | Class 1A
Prospectus [Line Items]
Annual Return [Percent]	7.80%	0.70%	2.88%	(10.93%)	(0.65%)	9.75%	5.42%	0.70%	1.72%	1.19%
Ultra-Short Bond Fund - Class 1A Shares | Class 1A
Prospectus [Line Items]
Annual Return [Percent]	3.92%	4.86%	4.79%	1.32%	(0.27%)	0.32%	1.92%	1.58%	0.67%	(0.16%)
Global Growth Fund - Class 2 Shares | Class 2
Prospectus [Line Items]
Annual Return [Percent]	21.62%	13.68%	22.60%	(24.74%)	16.42%	30.47%	35.28%	(9.04%)	31.47%	0.62%
SMALLCAP World Fund - Class 2 Shares | Class 2
Prospectus [Line Items]
Annual Return [Percent]	14.64%	2.33%	16.17%	(29.55%)	6.74%	29.72%	31.52%	(10.55%)	25.89%	2.10%
U.S. Small and Mid Cap Equity Fund - Class 2 Shares | Class 2
Prospectus [Line Items]
Annual Return [Percent]	15.93%
Growth Fund - Class 2 Shares | Class 2
Prospectus [Line Items]
Annual Return [Percent]	20.24%	31.61%	38.49%	(29.94%)	21.97%	52.10%	30.77%	(0.25%)	28.28%	9.49%
EUPAC Fund - Class 2 Shares | Class 2
Prospectus [Line Items]
Annual Return [Percent]	26.77%	3.16%	15.84%	(20.79%)	(1.49%)	13.97%	22.88%	(13.13%)	32.14%	3.53%
New World Fund - Class 2 Shares | Class 2
Prospectus [Line Items]
Annual Return [Percent]	28.29%	6.55%	15.99%	(22.10%)	4.92%	23.58%	29.15%	(14.04%)	29.44%	5.26%
Capital World Growth and Income Fund - Class 2 Shares | Class 2
Prospectus [Line Items]
Annual Return [Percent]	24.80%	14.00%	20.88%	(17.33%)	14.78%	8.73%	31.14%	(9.63%)	26.06%	7.34%
Growth-Income Fund - Class 2 Shares | Class 2
Prospectus [Line Items]
Annual Return [Percent]	18.06%	24.23%	26.14%	(16.50%)	24.10%	13.54%	26.14%	(1.79%)	22.38%	11.51%
International Growth and Income Fund - Class 2 Shares | Class 2
Prospectus [Line Items]
Annual Return [Percent]	35.41%	3.48%	15.76%	(15.25%)	5.37%	6.01%	22.76%	(11.23%)	25.03%	1.44%
Washington Mutual Investors Fund - Class 2 Shares | Class 2
Prospectus [Line Items]
Annual Return [Percent]	17.21%	19.14%	17.29%	(8.45%)	27.78%	8.68%	21.38%	(8.66%)	17.04%	18.70%
Capital Income Builder - Class 2 Shares | Class 2
Prospectus [Line Items]
Annual Return [Percent]	20.41%	10.19%	9.01%	(7.13%)	14.94%	4.48%	17.89%	(7.08%)	13.04%	4.08%
Asset Allocation Fund - Class 2 Shares | Class 2
Prospectus [Line Items]
Annual Return [Percent]	15.85%	16.44%	14.27%	(13.41%)	15.10%	12.46%	21.23%	(4.60%)	16.23%	9.41%
American Funds Global Balanced Fund - Class 2 Shares | Class 2
Prospectus [Line Items]
Annual Return [Percent]	17.14%	6.58%	13.83%	(14.56%)	10.79%	10.30%	20.44%	(6.01%)	19.57%	4.48%
American Funds Mortgage Fund - Class 2 Shares | Class 2
Prospectus [Line Items]
Annual Return [Percent]	8.63%	0.68%	3.68%	(9.94%)	(0.57%)	6.72%	5.04%	0.32%	1.22%	2.25%
American High-Income Trust - Class 2 Shares | Class 2
Prospectus [Line Items]
Annual Return [Percent]	8.24%	9.67%	12.45%	(9.26%)	8.42%	7.94%	12.55%	(2.34%)	6.89%	17.69%
Capital World Bond Fund - Class 2 Shares | Class 2
Prospectus [Line Items]
Annual Return [Percent]	9.39%	(3.04%)	6.14%	(17.70%)	(4.92%)	9.90%	7.77%	(1.33%)	6.86%	2.71%
The Bond Fund of America - Class 2 Shares | Class 2
Prospectus [Line Items]
Annual Return [Percent]	7.26%	1.16%	5.02%	(12.58%)	(0.31%)	9.73%	9.36%	(0.71%)	3.67%	2.95%
U.S. Government Securities Fund - Class 2 Shares | Class 2
Prospectus [Line Items]
Annual Return [Percent]	7.75%	0.75%	2.89%	(10.95%)	(0.62%)	9.80%	5.31%	0.73%	1.59%	1.19%
Ultra-Short Bond Fund - Class 2 Shares | Class 2
Prospectus [Line Items]
Annual Return [Percent]	3.83%	4.89%	4.64%	1.17%	(0.55%)	0.03%	1.62%	1.36%	0.46%	(0.18%)
Growth Fund - Class 3 Shares | Class 3
Prospectus [Line Items]
Annual Return [Percent]	20.32%	31.70%	38.56%	(29.89%)	22.07%	52.20%	30.86%	(0.18%)	28.39%	9.56%
EUPAC Fund - Class 3 Shares | Class 3
Prospectus [Line Items]
Annual Return [Percent]	26.85%	3.19%	15.99%	(20.76%)	(1.39%)	14.00%	23.05%	(13.10%)	32.23%	3.57%
Growth-Income Fund - Class 3 Shares | Class 3
Prospectus [Line Items]
Annual Return [Percent]	18.13%	24.32%	26.23%	(16.43%)	24.18%	13.60%	26.24%	(1.72%)	22.47%	11.59%
Asset Allocation Fund - Class 3 Shares | Class 3
Prospectus [Line Items]
Annual Return [Percent]	15.94%	16.52%	14.37%	(13.37%)	15.22%	12.50%	21.30%	(4.49%)	16.29%	9.49%
American High-Income Trust - Class 3 Shares | Class 3
Prospectus [Line Items]
Annual Return [Percent]	8.26%	9.79%	12.54%	(9.25%)	8.60%	7.93%	12.70%	(2.33%)	7.02%	17.68%
U.S. Government Securities Fund - Class 3 Shares | Class 3
Prospectus [Line Items]
Annual Return [Percent]	7.78%	0.79%	3.00%	(10.90%)	(0.62%)	9.91%	5.49%	0.71%	1.72%	1.24%
Ultra-Short Bond Fund - Class 3 Shares | Class 3
Prospectus [Line Items]
Annual Return [Percent]	3.86%	4.91%	4.75%	1.19%	(0.45%)	0.13%	1.76%	1.38%	0.54%	(0.09%)
Global Growth Fund - Class 4 Shares | Class 4
Prospectus [Line Items]
Annual Return [Percent]	21.34%	13.39%	22.29%	(24.92%)	16.14%	30.17%	34.87%	(9.24%)	31.11%	0.37%
SMALLCAP World Fund - Class 4 Shares | Class 4
Prospectus [Line Items]
Annual Return [Percent]	14.33%	2.12%	15.79%	(29.69%)	6.43%	29.39%	31.24%	(10.80%)	25.62%	1.85%
U.S. Small and Mid Cap Equity Fund - Class 4 Shares | Class 4
Prospectus [Line Items]
Annual Return [Percent]	15.88%
Growth Fund - Class 4 Shares | Class 4
Prospectus [Line Items]
Annual Return [Percent]	19.93%	31.29%	38.13%	(30.11%)	21.69%	51.71%	30.44%	(0.50%)	27.99%	9.22%
EUPAC Fund - Class 4 Shares | Class 4
Prospectus [Line Items]
Annual Return [Percent]	26.41%	2.93%	15.56%	(21.02%)	(1.71%)	13.66%	22.67%	(13.41%)	31.89%	3.21%
New World Fund - Class 4 Shares | Class 4
Prospectus [Line Items]
Annual Return [Percent]	27.92%	6.33%	15.67%	(22.25%)	4.63%	23.29%	28.82%	(14.25%)	29.06%	5.04%
Capital World Growth and Income Fund - Class 4 Shares | Class 4
Prospectus [Line Items]
Annual Return [Percent]	24.46%	13.70%	20.65%	(17.57%)	14.46%	8.55%	30.73%	(9.89%)	25.83%	7.04%
Growth-Income Fund - Class 4 Shares | Class 4
Prospectus [Line Items]
Annual Return [Percent]	17.77%	23.93%	25.82%	(16.70%)	23.80%	13.25%	25.86%	(2.05%)	22.08%	11.25%
International Growth and Income Fund - Class 4 Shares | Class 4
Prospectus [Line Items]
Annual Return [Percent]	35.09%	3.11%	15.66%	(15.52%)	5.09%	5.73%	22.47%	(11.46%)	24.72%	1.18%
Washington Mutual Investors Fund - Class 4 Shares | Class 4
Prospectus [Line Items]
Annual Return [Percent]	16.90%	18.85%	16.97%	(8.69%)	27.51%	8.47%	21.03%	(8.92%)	16.70%	18.49%
Capital Income Builder - Class 4 Shares | Class 4
Prospectus [Line Items]
Annual Return [Percent]	20.16%	9.93%	8.75%	(7.37%)	14.68%	4.11%	17.62%	(7.25%)	12.65%	3.78%
Asset Allocation Fund - Class 4 Shares | Class 4
Prospectus [Line Items]
Annual Return [Percent]	15.59%	16.11%	14.02%	(13.66%)	14.84%	12.16%	20.92%	(4.83%)	15.91%	9.16%
American Funds Global Balanced Fund - Class 4 Shares | Class 4
Prospectus [Line Items]
Annual Return [Percent]	16.96%	6.32%	13.45%	(14.73%)	10.46%	10.00%	20.21%	(6.31%)	19.38%	4.21%
American Funds Mortgage Fund - Class 4 Shares | Class 4
Prospectus [Line Items]
Annual Return [Percent]	8.32%	0.35%	3.51%	(10.16%)	(0.78%)	6.38%	4.80%	0.07%	0.97%	2.01%
American High-Income Trust - Class 4 Shares | Class 4
Prospectus [Line Items]
Annual Return [Percent]	7.93%	9.39%	12.18%	(9.53%)	8.18%	7.74%	12.27%	(2.64%)	6.63%	17.29%
Capital World Bond Fund - Class 4 Shares | Class 4
Prospectus [Line Items]
Annual Return [Percent]	9.03%	(3.32%)	5.89%	(17.84%)	(5.18%)	9.62%	7.54%	(1.61%)	6.63%	2.42%
The Bond Fund of America - Class 4 Shares | Class 4
Prospectus [Line Items]
Annual Return [Percent]	6.98%	0.98%	4.72%	(12.75%)	(0.59%)	9.38%	9.08%	(0.89%)	3.29%	2.80%
U.S. Government Securities Fund - Class 4 Shares | Class 4
Prospectus [Line Items]
Annual Return [Percent]	7.54%	0.44%	2.62%	(11.19%)	(0.88%)	9.48%	5.14%	0.50%	1.28%	0.99%
Ultra-Short Bond Fund - Class 4 Shares | Class 4
Prospectus [Line Items]
Annual Return [Percent]	3.59%	4.62%	4.44%	0.83%	(0.72%)	(0.25%)	1.40%	1.14%	0.16%	(0.45%)
Managed Risk Growth Fund - Class P1 Shares | Class P1
Prospectus [Line Items]
Annual Return [Percent]	13.63%	23.82%	23.77%	(24.62%)	13.08%	32.45%	22.01%	(0.04%)	26.23%	2.89%
Managed Risk EUPAC Fund - Class P1 Shares | Class P1
Prospectus [Line Items]
Annual Return [Percent]	15.33%	(0.05%)	6.36%	(15.27%)	(3.92%)	3.13%	17.91%	(10.11%)	29.28%	(2.59%)
Managed Risk Washington Mutual Investors Fund - Class P1 Shares | Class P1
Prospectus [Line Items]
Annual Return [Percent]	10.95%	14.20%	10.04%	(8.92%)	17.46%	(0.93%)	14.14%	(6.99%)	15.48%	13.77%
Managed Risk Growth-Income Fund - Class P1 Shares | Class P1
Prospectus [Line Items]
Annual Return [Percent]	11.45%	18.03%	16.17%	(16.74%)	15.32%	9.85%	19.14%	(1.66%)	20.64%	6.49%
Managed Risk Asset Allocation Fund - Class P1 Shares | Class P1
Prospectus [Line Items]
Annual Return [Percent]	12.01%	14.90%	10.51%	(13.75%)	12.82%	6.10%	18.25%	(4.63%)	15.06%	7.57%
Managed Risk Growth Fund - Class P2 Shares | Class P2
Prospectus [Line Items]
Annual Return [Percent]	13.41%	23.50%	23.50%	(24.88%)	12.89%	32.03%	21.74%	(0.37%)	25.99%	2.52%
Managed Risk EUPAC Fund - Class P2 Shares | Class P2
Prospectus [Line Items]
Annual Return [Percent]	15.09%	(0.45%)	6.22%	(15.54%)	(4.13%)	2.80%	17.64%	(10.50%)	28.69%	(3.05%)
Managed Risk Washington Mutual Investors Fund - Class P2 Shares | Class P2
Prospectus [Line Items]
Annual Return [Percent]	10.65%	13.99%	9.73%	(9.16%)	17.11%	(1.25%)	13.88%	(7.38%)	15.03%	13.39%
Managed Risk Growth-Income Fund - Class P2 Shares | Class P2
Prospectus [Line Items]
Annual Return [Percent]	11.17%	17.69%	15.90%	(16.93%)	15.05%	9.58%	18.84%	(1.97%)	20.40%	6.08%
Managed Risk Asset Allocation Fund - Class P2 Shares | Class P2
Prospectus [Line Items]
Annual Return [Percent]	11.67%	14.63%	10.23%	(13.97%)	12.50%	5.88%	17.98%	(4.89%)	14.80%	7.27%
Portfolio Series - American Funds Global Growth Portfolio - Class 4 Shares | Class 4
Prospectus [Line Items]
Annual Return [Percent]	21.55%	13.64%	23.03%	(24.75%)	13.49%	23.80%	31.67%	(9.77%)	28.11%	4.42%
American Funds Growth and Income Portfolio - Class 4 Shares | Class 4
Prospectus [Line Items]
Annual Return [Percent]	16.12%	12.37%	15.86%	(15.74%)	12.32%	14.86%	19.57%	(3.51%)	15.43%	6.41%
American Funds Managed Risk Growth Portfolio - Class P2 Shares | Class P2
Prospectus [Line Items]
Annual Return [Percent]	11.27%	13.84%	15.57%	(20.36%)	11.29%	13.35%	19.26%	(3.98%)	18.00%	3.97%
American Funds Managed Risk Growth and Income Portfolio - Class P2 Shares | Class P2
Prospectus [Line Items]
Annual Return [Percent]	12.81%	12.26%	11.71%	(15.10%)	10.93%	4.96%	19.29%	(4.72%)	16.55%	3.70%
American Funds Managed Risk Global Allocation Portfolio - Class P2 Shares | Class P2
Prospectus [Line Items]
Annual Return [Percent]	14.08%	8.05%	10.52%	(18.25%)	8.70%	5.65%	20.44%	(6.90%)	19.03%	1.08%
American Funds IS 2070 Target Date Retirement Fund - Class 1 and Class 4 Shares | Class 4
Prospectus [Line Items]
Annual Return [Percent]	20.45%
American Funds IS 2065 Target Date Retirement Fund - Class 1 and Class 4 Shares | Class 4
Prospectus [Line Items]
Annual Return [Percent]	20.61%	15.92%
American Funds IS 2060 Target Date Retirement Fund - Class 1 and Class 4 Shares | Class 4
Prospectus [Line Items]
Annual Return [Percent]	20.90%	15.62%
American Funds IS 2055 Target Date Retirement Fund - Class 1 and Class 4 Shares | Class 4
Prospectus [Line Items]
Annual Return [Percent]	22.28%	15.90%
American Funds IS 2050 Target Date Retirement Fund - Class 1 and Class 4 Shares | Class 4
Prospectus [Line Items]
Annual Return [Percent]	21.94%	15.80%
American Funds IS 2045 Target Date Retirement Fund - Class 1 and Class 4 Shares | Class 4
Prospectus [Line Items]
Annual Return [Percent]	21.63%	15.87%
American Funds IS 2040 Target Date Retirement Fund - Class 1 and Class 4 Shares | Class 4
Prospectus [Line Items]
Annual Return [Percent]	20.10%	14.77%
American Funds IS 2035 Target Date Retirement Fund - Class 1 and Class 4 Shares | Class 4
Prospectus [Line Items]
Annual Return [Percent]	17.13%	12.04%	16.51%	(16.79%)	14.99%	16.01%
American Funds IS 2030 Target Date Retirement Fund - Class 1 and Class 4 Shares | Class 4
Prospectus [Line Items]
Annual Return [Percent]	15.62%	10.30%	13.79%	(14.87%)	12.55%	13.39%
American Funds IS 2025 Target Date Retirement Income Fund - Class 1 and Class 4 Shares | Class 4
Prospectus [Line Items]
Annual Return [Percent]	14.20%	8.52%	11.40%	(13.25%)	10.77%	12.42%
American Funds IS 2020 Target Date Retirement Income Fund - Class 1 and Class 4 Shares | Class 4
Prospectus [Line Items]
Annual Return [Percent]	13.64%	8.45%	9.87%	(11.51%)	10.10%	10.15%
American Funds IS 2015 Target Date Retirement Income Fund - Class 1 and Class 4 Shares | Class 4
Prospectus [Line Items]
Annual Return [Percent]	12.83%	7.88%	9.01%	(10.63%)	9.74%	9.20%
American Funds IS 2010 Target Date Retirement Income Fund - Class 1 and Class 4 Shares | Class 4
Prospectus [Line Items]
Annual Return [Percent]	12.42%	7.62%	8.08%	(9.56%)	8.75%	8.55%